Other Payables, Accruals and Advance Receipts (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables, Accruals and Advance Receipts
Schedule of other payables, accruals and advance receipts

	December 31,
	2018	2017
	(in US$’000)
Accrued salaries and benefits	8,715	9,295
Accrued research and development expenses	28,883	14,613
Accrued selling and marketing expenses	4,675	4,121
Accrued administrative and other general expenses	6,181	4,729
Deferred government incentives	1,817	1,790
Loan from a non-controlling shareholder of a subsidiary (Note 20(iv))	—	1,550
Deposits (note)	1,230	1,282
Dividend payable to non-controlling shareholder of subsidiary (Note 20(iv))	1,282	—
Others	3,544	3,573
	56,327	40,953

Note: As at December 31, 2017, the balance included payments in advance from customers of US$0.7 million, which were included in deferred revenue after the adoption of ASC 606 on January 1, 2018.